INTANGIBLE ASSETS - Narrative (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of detailed information about intangible assets [line items]
Impairment	$ 0	$ 0
Bangladesh
Disclosure of detailed information about intangible assets [line items]
Impairment	$ 0